SHARE-BASED COMPENSATION (Details 1) - Share-Based Payment Arrangement, Employee [Member]	12 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Nonvested at the beginning of the year | shares	35
Weighted average grant date fair value of shares, Nonvested at the beginning of the year | $ / shares	$ 42,416
Number of shares, Granted during the year | shares	1,021
Weighted average grant date fair value of shares, Granted during the year | $ / shares	$ 376
Number of shares, Vested during the year | shares	(30)
Weighted average grant date fair value of shares, Vested during the year | $ / shares	$ 43,287
Number of shares, Forfeited during the year | shares	(61)
Weighted average grant date fair value of shares, Forfeited during the year | $ / shares	$ 2,081
Number of shares, Nonvested at the end of the year | shares	965
Weighted average grant date fair value of shares, Nonvested at the end of the year | $ / shares	$ 456